Other Income (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary Of Other Income Explanatory

c)	Other income

	Three months ended March 31,
	2022	2021
Government assistance 1	$(379,646)	$(1,176,374)
Government loan forgiveness	—	(117,312)
Derecognition of contingent consideration	—	(581,117)
Other	(18,622)	(35,503)
Total other income	$(398,268)	$(1,910,306)
1
       Majority of government grants from the Canadian Government for wage and rental subsidies.

	Year Ended December 31,

	2021	2020	2019

Government assistance 1	$(4,201,822)	$(2,775,677)	$–

US Government loan forgiveness 2 (Note 16)	(1,825,237)	(124,507)	–

Derecognition of contingent consideration (Note 18)	(1,010,024)	–	–

Other	(89,014)	(32,158)	(167,913)

Total other income	$(7,126,097)	$(2,932,342)	$(167,913)

1
Majority represents amounts received from the Canadian Government for wage and rental subsidies associated with COVID-19. The amount of government assistance available is dependent on the programs in place and the Company’s eligibility for these programs.